Schedule of Assets (Details) - Disney Savings and Investment Plan	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	95-4545390
EBP, Plan Number	011
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 14,268,976,655
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 89,348,843
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Maturity Date	Jan. 31, 2026
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Maturity Date	Dec. 31, 2055
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%